Revenue (Details) - Schedule of Disaggregation of Revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Less: sales tax	¥ 5,429		¥ 3,772	¥ 6,358
Revenue	2,123,751	$ 292,600	1,713,965	1,401,780
Tuition income from education programs [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	477,909		405,990	343,468
Tuition income from complementary training courses [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	331,805		286,891	229,011
Meal income from education service [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	359,971		358,643	259,190
Boarding income from education service [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	290,812		145,077	88,600
Commission income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	200,169		148,154	119,565
Consulting service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	173,283		125,365	113,426
Operation service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	41,824		59,702
Camp service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	83,599		26,355	29,225
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	¥ 169,808		¥ 161,560	¥ 225,653